united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TOEWS TACTICAL INCOME FUND

TOEWS HEDGED OCEANA FUND

TOEWS HEDGED U.S. FUND

TOEWS HEDGED U.S. OPPORTUNITY FUND

TOEWS UNCONSTRAINED INCOME FUND

TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2022

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception*
Toews Tactical Income Fund	(3.86)%	(6.37)%	0.90%	2.88%	4.07%
ICE BofA Merrill Lynch High Yield Cash Pay Index	(4.44)%	(11.32)%	1.91%	4.06%	5.56%

*	Commencement of operations is June 4, 2010.

The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.46% of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2022
Percent of
Net Assets
Exchange Traded Funds	98.5%
Corporate Bonds	1.0%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Hedged Oceana Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception*
Toews Hedged Oceana Fund	(5.59)%	(14.27)%	(1.12)%	1.00%	(0.53)%
MSCI EAFE Index	(12.70)%	(23.00)%	(0.09)%	4.13%	4.94%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.38% of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2022
Percent of
Net Assets
Other Assets in Excess of Liabilities	100.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception*
Toews Hedged U.S. Fund	(2.79)%	(9.55)%	7.43%	6.85%	6.16%
S&P 500 Total Return Index	(10.87)%	(14.61)%	10.44%	12.79%	13.17%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.28% of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) October 31, 2022
Percent of
Net Assets
U.S. Government & Agencies	76.7%
Other Assets in Excess of Liabilities	23.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Hedged U.S. Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception*
Toews Hedged U.S. Opportunity Fund	(2.69)%	(12.64)%	4.47%	4.19%	3.72%
Morningstar U.S. Small Cap Total Return Index	(2.85)%	(17.47)%	5.28%	9.67%	10.46%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.33% of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

The Toews Hedged U.S. Opportunity Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Toews Hedged U.S. Opportunity Fund or any member of the public regarding the advisability of investing in equities generally or in the Toews Hedged U.S. Opportunity Fund in particular or the ability of The MorningStar U.S. Small Cap Total Return Index to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. SMALL CAP TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2022
Percent of
Net Assets
U.S. Government & Agencies	76.2%
Other Assets in Excess of Liabilities	23.8%

100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	(2.02)%	(5.19)%	0.17%	1.56%
Bloomberg U.S. Aggregate Bond Index	(6.86)%	(15.68)%	(0.54)%	1.14%

*	Commencement of operations is August 28, 2013.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.49% of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2022
Percent of
Net Assets
Exchange Traded Funds	49.9%
U.S. Government & Agencies	49.4%
Other Assets in Excess of Liabilities	0.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

Total Returns as of October 31, 2022

			Annualized
				Since
	Six Months	1 Year	5 Year	Inception*
Toews Tactical Defensive Alpha Fund	(8.41)%	(14.36)%	5.26%	7.72%
S&P 500 Total Return Index	(5.50)%	(14.61)%	10.44%	12.71%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.26% of average net assets of average net assets, per the Fund’s prospectus dated August 29, 2022. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited) October 31, 2022
Percent of
Net Assets
Common Stock	94.9%
Exchange Traded Funds	0.3%
Written Future Options	(1.3)%
Other Assets in Excess of Liabilities	6.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	FIXED INCOME - 98.5%
25,000	Franklin High Yield Corporate ETF			$549,125
25,000	Goldman Sachs Access High Yield Corporate Bond ETF			1,045,098
25,000	Invesco Fundamental High Yield Corporate Bond ETF			421,750
1,350,000	iShares 0-5 Year High Yield Corporate Bond ETF			55,147,500
3,225,000	iShares Broad USD High Yield Corporate Bond ETF			111,230,250
25,000	iShares Fallen Angels USD Bond ETF			603,000
2,610,000	iShares iBoxx $ High Yield Corporate Bond ETF			191,652,300
25,000	iShares US & International High Yield Corporate Bond ETF			1,001,640
25,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			2,235,000
1,350,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF			32,737,500
1,970,000	SPDR Bloomberg High Yield Bond ETF			177,398,500
100,000	VanEck Fallen Angel High Yield Bond ETF			2,654,000
750,000	Xtrackers USD High Yield Corporate Bond ETF			25,275,000
				601,950,663

	TOTAL EXCHANGE-TRADED FUNDS (Cost $605,953,151)			601,950,663

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 1.0%
	AEROSPACE & DEFENSE — 0.2%
1,000,000	TransDigm, Inc.(a)	6.2500	03/15/26	986,075

	AUTOMOTIVE — 0.1%
1,000,000	Ford Motor Credit Company, LLC	4.1250	08/17/27	888,626

	HEALTH CARE FACILITIES & SERVICES — 0.3%
1,000,000	DaVita, Inc.(a)	4.6250	06/01/30	781,270
1,000,000	Tenet Healthcare Corporation(a)	5.1250	11/01/27	923,530
				1,704,800
	LEISURE FACILITIES & SERVICES — 0.2%
1,000,000	Carnival Corporation(a)	10.5000	02/01/26	981,500
500,000	Yum! Brands, Inc.(a)	4.7500	01/15/30	448,160
				1,429,660

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.0%(b)
100,000	Transocean, Inc.	6.8000	03/15/38	$60,980

	RETAIL - DISCRETIONARY — 0.0%(b)
300,000	Bed Bath & Beyond, Inc.	4.9150	08/01/34	31,892

	TELECOMMUNICATIONS — 0.0%(b)
250,000	Sprint Capital Corporation	8.7500	03/15/32	293,761

	TRANSPORTATION & LOGISTICS — 0.2%
1,000,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	955,872

	TOTAL CORPORATE BONDS (Cost $6,659,408)			6,351,666

	TOTAL INVESTMENTS – 99.5% (Cost $612,612,559)			$608,302,329
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			2,967,177
	NET ASSETS - 100.0%			$611,269,506

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LTD - Limited Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is 5,076,407 or 0.8% of net assets.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Fair Value

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
OTHER ASSETS IN EXCESS OF LIABILITIES- 100.0%	60,626,118
NET ASSETS - 100.0%	$60,626,118

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 76.7%
	U.S. TREASURY BILLS — 76.7%
41,000,000	United States Treasury Bill(a)	3.270	12/22/22	$40,790,029
41,000,000	United States Treasury Bill(a)	3.020	06/15/23	39,922,184
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $81,203,382)			80,712,213

	TOTAL INVESTMENTS - 76.7% (Cost $81,203,382)			$80,712,213
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.3%			24,507,890
	NET ASSETS - 100.0%			$105,220,103

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 76.2%
	U.S. TREASURY BILLS — 76.2%
35,500,000	United States Treasury Bill(a)	3.270	12/22/22	$35,318,196
35,500,000	United States Treasury Bill(a)	3.020	06/15/23	34,566,769
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $70,310,245)			69,884,965

	TOTAL INVESTMENTS – 76.2% (Cost $70,310,245)			$69,884,965
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.8%			21,793,640
	NET ASSETS - 100.0%			$91,678,605

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.9%
	FIXED INCOME - 49.9%
207,000	iShares iBoxx $ High Yield Corporate Bond ETF			$15,200,010
170,000	SPDR Bloomberg High Yield Bond ETF			15,308,500
				30,508,510

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,729,515)			30,508,510

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 49.4%
	U.S. TREASURY BILLS — 49.4%
10,200,000	United States Treasury Bill(a)	2.740	11/25/22	10,177,721
10,000,000	United States Treasury Bill(a)	3.270	12/22/22	9,948,787
10,200,000	United States Treasury Bill(a)	3.820	01/19/23	10,111,772
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $30,265,711)			30,238,280

	TOTAL INVESTMENTS – 99.3% (Cost $60,995,226)			$60,746,790
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			414,557
	NET ASSETS - 100.0%			$61,161,347

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9%
	AEROSPACE & DEFENSE - 1.9%
4,500	General Dynamics Corporation	$1,124,100
4,200	Huntington Ingalls Industries, Inc.	1,079,694
		2,203,794
	BEVERAGES - 4.8%
15,900	Brown-Forman Corporation, Class B	1,081,200
19,200	Coca-Cola Company (The)	1,149,120
4,700	Constellation Brands, Inc., Class A	1,161,276
29,500	Keurig Dr Pepper, Inc.	1,145,780
6,100	PepsiCo, Inc.	1,107,638
		5,645,014
	BIOTECH & PHARMA - 5.8%
7,200	AbbVie, Inc.	1,054,080
4,100	Amgen, Inc.	1,108,435
14,500	Bristol-Myers Squibb Company	1,123,315
15,600	Gilead Sciences, Inc.	1,223,976
6,300	Johnson & Johnson	1,096,011
11,000	Merck & Company, Inc.	1,113,200
		6,719,017
	CHEMICALS – 0.9%
4,400	Air Products and Chemicals, Inc.	1,101,760

	COMMERCIAL SUPPORT SERVICES - 1.9%
8,100	Republic Services, Inc.	1,074,222
6,900	Waste Management, Inc.	1,092,753
		2,166,975
	CONTAINERS & PACKAGING - 0.9%
94,400	Amcor PLC	1,093,152

	DIVERSIFIED INDUSTRIALS - 3.0%
9,000	3M Company	1,132,110
5,900	Honeywell International, Inc.	1,203,718
5,300	Illinois Tool Works, Inc.	1,131,709
		3,467,537

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	ELECTRIC UTILITIES - 17.0%
21,400	Alliant Energy Corporation	$1,116,438
13,400	Ameren Corporation	1,092,368
12,200	American Electric Power Company, Inc.	1,072,624
39,500	CenterPoint Energy, Inc.	1,130,095
18,700	CMS Energy Corporation	1,066,835
12,500	Consolidated Edison, Inc.	1,099,500
15,900	Dominion Energy, Inc.	1,112,523
9,700	DTE Energy Company	1,087,467
11,600	Duke Energy Corporation	1,080,888
18,100	Evergy, Inc.	1,106,453
14,000	Eversource Energy	1,067,920
28,100	FirstEnergy Corporation	1,059,651
43,000	PPL Corporation	1,139,070
19,300	Public Service Enterprise Group, Inc.	1,082,151
7,400	Sempra Energy	1,116,956
16,700	Southern Company (The)	1,093,516
12,700	WEC Energy Group, Inc.	1,159,891
17,700	Xcel Energy, Inc.	1,152,447
		19,836,793
	ELECTRICAL EQUIPMENT - 2.0%
8,900	AMETEK, Inc.	1,153,974
2,900	Roper Technologies, Inc.	1,202,166
		2,356,140
	FOOD - 8.5%
20,700	Campbell Soup Company	1,095,237
30,300	Conagra Brands, Inc.	1,112,010
13,400	General Mills, Inc.	1,093,172
4,600	Hershey Company (The)	1,098,342
22,900	Hormel Foods Corporation	1,063,705
7,300	J M Smucker Company (The)	1,099,818
14,500	Kellogg Company	1,113,890
14,100	McCormick & Company, Inc.	1,108,824
18,100	Mondelez International, Inc., Class A	1,112,788
		9,897,786

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	GAS & WATER UTILITIES - 1.9%
10,400	Atmos Energy Corporation	$1,108,120
43,600	NiSource, Inc.	1,120,084
		2,228,204
	HEALTH CARE FACILITIES & SERVICES - 5.6%
7,300	AmerisourceBergen Corporation	1,147,706
11,100	CVS Health Corporation	1,051,170
15,300	Henry Schein, Inc.(a)	1,047,438
2,800	McKesson Corporation	1,090,236
7,500	Quest Diagnostics, Inc.	1,077,375
2,100	UnitedHealth Group, Inc.	1,165,815
		6,579,740
	HEALTH CARE REIT – 1.0%
48,500	Healthpeak Properties, Inc.	1,150,905

	HOUSEHOLD PRODUCTS - 3.8%
14,000	Church & Dwight Company, Inc.	1,037,820
14,400	Colgate-Palmolive Company	1,063,296
9,500	Kimberly-Clark Corporation	1,182,370
8,700	Procter & Gamble Company (The)	1,171,629
		4,455,115
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
8,600	Cboe Global Markets, Inc.	1,070,700
6,000	CME Group, Inc.	1,039,800
18,400	Nasdaq, Inc.	1,145,216
		3,255,716
	INSURANCE - 12.3%
17,400	Aflac, Inc.	1,132,914
5,900	Arthur J Gallagher & Company	1,103,772
6,800	Assurant, Inc.	923,848
3,700	Berkshire Hathaway, Inc., Class B(a)	1,091,833
5,400	Chubb Ltd.	1,160,406
9,400	Globe Life, Inc.	1,085,888
15,700	Hartford Financial Services Group, Inc. (The)	1,136,837
19,200	Loews Corporation	1,094,784

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	INSURANCE - 12.3% (Continued)
7,000	Marsh & McLennan Companies, Inc.	$1,130,430
9,000	Progressive Corporation (The)	1,155,600
6,000	Travelers Companies, Inc. (The)	1,106,760
14,600	W R Berkley Corporation	1,085,948
5,200	Willis Towers Watson PLC	1,134,692
		14,343,712
	LEISURE FACILITIES & SERVICES - 2.0%
4,200	McDonald’s Corporation	1,145,172
9,900	Yum! Brands, Inc.	1,170,675
		2,315,847
	MACHINERY - 1.0%
5,100	IDEX Corporation	1,133,781

	MEDICAL EQUIPMENT & DEVICES - 3.7%
10,000	Abbott Laboratories	989,400
4,500	Becton Dickinson and Company	1,061,865
16,100	Hologic, Inc.(a)	1,091,580
13,000	Medtronic PLC	1,135,420
		4,278,265
	RESIDENTIAL REIT - 5.4%
5,900	AvalonBay Communities, Inc.	1,033,208
9,000	Camden Property Trust	1,039,950
16,200	Equity Residential	1,020,924
4,500	Essex Property Trust, Inc.	1,000,080
7,300	Mid-America Apartment Communities, Inc.	1,149,385
27,500	UDR, Inc.	1,093,400
		6,336,947
	RETAIL - DISCRETIONARY - 1.0%
6,600	Genuine Parts Company	1,173,876

	RETAIL REIT - 1.0%
18,000	Realty Income Corporation	1,120,860

	TECHNOLOGY SERVICES - 3.9%
8,500	International Business Machines Corporation	1,175,465

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	TECHNOLOGY SERVICES - 3.9% (Continued)
5,900	Jack Henry & Associates, Inc.	$1,174,454
11,000	Leidos Holdings, Inc.	1,117,490
6,200	Verisk Analytics, Inc.	1,133,546
		4,600,955
	TELECOMMUNICATIONS - 0.9%
28,900	Verizon Communications, Inc.	1,079,993

	TOBACCO & CANNABIS - 1.0%
12,500	Philip Morris International, Inc.	1,148,125

	TRANSPORTATION & LOGISTICS – 0.9%
5,500	Union Pacific Corporation	1,084,270

	TOTAL COMMON STOCKS (Cost $112,243,930)	110,774,279

	EXCHANGE-TRADED FUNDS — 0.3%
	EQUITY - 0.3%
5,000	Invesco S&P 500 Low Volatility ETF	308,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $299,212)	308,700

	TOTAL INVESTMENTS - 95.2% (Cost $112,543,142)	$111,082,979
	CALL OPTIONS WRITTEN - (1.3)% (Proceeds - $757,813)	(1,473,188)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.1%	7,061,973
	NET ASSETS - 100.0%	$116,671,764

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (1.3)%
	CALL OPTIONS WRITTEN- (1.3)%
485	S&P Emini 3rd Week Future	EDF	11/18/2022	$3,950	$94,162,750	$1,473,188
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $757,813)

ETF - Exchange-Traded Fund

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

EDF -ED&F Man Capital Markets, Inc.

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

(c)	Each contract is equivalent to one futures contract.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2022

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$612,612,559	$—	$81,203,382
Investments, at fair value	$608,302,329	$—	$80,712,213
Cash and cash equivalents	199,198,503	60,797,426	24,691,249
Cash deposit with broker - futures margin balance	425,255	76,964	178,705
Receivable for Fund shares sold	624,136	10,565	26,702
Dividends and interest receivable	1,059,866	101,388	41,983
Prepaid expenses and other assets	28,371	26,196	24,028
Total Assets	809,638,460	61,012,539	105,674,880

LIABILITIES:
Payable for securities purchased	197,396,759	—	—
Accrued advisory fees	529,116	45,909	83,768
Payable for Fund shares redeemed	227,675	309,427	319,788
Payable to related parties	63,934	12,587	25,380
Audit and tax fees	13,475	13,110	13,771
Accrued expenses and other liabilities	137,995	5,388	12,070
Total Liabilities	198,368,954	386,421	454,777

Net Assets	$611,269,506	$60,626,118	$105,220,103

NET ASSETS CONSIST OF:
Paid in capital	$662,949,632	$70,659,574	$119,403,145
Accumulated losses	(51,680,126)	(10,033,456)	(14,183,042)
Net Assets	$611,269,506	$60,626,118	$105,220,103

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	60,315,944	7,186,215	8,616,986
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.13	$8.44	$12.21

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2022

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$70,310,245	$60,995,226	$112,543,142
Investments, at fair value	$69,884,965	$60,746,790	$111,082,979
Cash and cash equivalents	22,118,193	10,696,936	570,005
Cash deposit with broker - futures margin balance	142,893	—	6,309,056
Receivable for Fund shares sold	22,903	45,508	210,875
Dividends and interest receivable	37,006	49,367	125,996
Prepaid expenses and other assets	28,223	18,907	17,760
Total Assets	92,234,183	71,557,508	118,316,671

LIABILITIES:

Options Contracts Written at Value (premiums received of $0, $0 and $757,813 respectively)	—	—	1,473,188
Payable for Fund shares redeemed	448,241	126,069	26,282
Payable for securities purchased	—	10,188,859	—
Accrued advisory fees	73,537	45,799	92,239
Audit and tax fees	12,867	13,476	12,600
Payable to related parties	16,342	14,456	21,604
Accrued expenses and other liabilities	4,591	7,502	18,994
Total Liabilities	555,578	10,396,161	1,644,907

Net Assets	$91,678,605	$61,161,347	$116,671,764

NET ASSETS CONSIST OF:
Paid in capital	$110,892,421	$68,252,656	$136,345,308
Accumulated losses	(19,213,816)	(7,091,309)	(19,673,544)
Net Assets	$91,678,605	$61,161,347	$116,671,764

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,069,015	6,530,590	11,903,820
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.11	$9.37	$9.80

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2022

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$2,543,166	$238,363	$878,402
Dividend income	5,316,876	100,918	—
Securities lending income, net	216,327	—	—
Total Investment Income	8,076,369	339,281	878,402

Operating Expenses:
Investment advisory fees	3,146,599	317,936	556,819
Third party administrative servicing fees	325,307	32,591	56,975
Administration fees	166,286	23,385	35,945
Fund accounting fees	51,499	5,309	9,571
Registration fees	30,350	16,086	14,157
Transfer agent fees	21,226	4,616	6,103
Printing expenses	19,892	2,876	16,122
Compliance officer fees	4,857	3,817	12,245
Legal fees	11,917	4,801	5,233
Audit and tax fees	10,070	9,668	10,344
Trustees’ fees	8,522	8,571	8,527
Insurance expenses	4,578	1,587	1,978
Interest expenses	—	33	1,000
Miscellaneous expenses	2,581	2,587	2,582
Total Operating Expenses	3,803,684	433,863	737,601

Less: Expenses waived by Adviser	—	(36,556)	(41,236)
Net Operating Expenses	3,803,684	397,307	696,365

Net Investment Income (Loss)	4,272,685	(58,026)	182,037

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	(24,725,001)	(4,061,240)	—
Options Purchased	—	325,252	677,485
Options Written	—	206,785	383,832
Futures contracts	86,219	—	(4,190,785)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,310,230)	—	(491,169)
Net Realized and Unrealized Loss on Investments Options Purchased, Options Written and Futures Contracts	(28,949,012)	(3,529,203)	(3,620,637)

Net Decrease in Net Assets Resulting From Operations	$(24,676,327)	$(3,587,229)	$(3,438,600)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2022

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$754,742	$361,070	$49,850
Dividend income	—	268,814	1,255,608
Securities lending income, net	—	12,134	—
Total Investment Income	754,742	642,018	1,305,458

Operating Expenses:
Investment advisory fees	477,659	315,743	610,461
Third party administrative servicing fees	49,306	32,394	63,778
Administration fees	31,610	23,250	38,856
Registration fees	18,155	14,088	12,833
Fund accounting fees	7,961	5,410	10,227
Audit and tax fees	9,462	10,069	9,196
Trustees’ fees	8,416	8,412	8,425
Transfer agent fees	5,519	4,408	11,097
Legal fees	4,902	4,768	4,938
Compliance officer fees	5,054	4,936	4,688
Printing expenses	5,530	7,804	3,006
Interest expenses	582	—	522
Insurance expenses	1,767	1,663	1,938
Miscellaneous expenses	2,621	2,513	2,527
Total Operating Expenses	628,544	435,458	782,492

Less: Expenses waived by Adviser	(31,082)	(40,878)	(19,204)
Net Operating Expenses	597,462	394,580	763,288

Net Investment Income	157,280	247,438	542,170

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	—	(1,330,708)	(10,725,325)
Options Purchased	212,495	—	968,669
Options Written	293,479	—	401,696
Futures contracts	(2,752,712)	—	(2,648,569)
Net change in unrealized appreciation (depreciation) on:
Investments	(425,280)	(248,436)	1,404,671
Options Written	—	—	(715,375)
Net Realized and Unrealized Loss on Investments Options Purchased, Options Written and Futures Contracts	(2,672,018)	(1,579,144)	(11,314,233)

Net Decrease in Net Assets
Net Assets Resulting
Resulting From Operations	$(2,514,738)	$(1,331,706)	$(10,772,063)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2022	Year Ended	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
Operations:
Net investment income (loss)	$4,272,685	$11,882,107	$(58,026)	$(243,943)
Net realized loss on investments, purchased options and futures contracts	(24,638,782)	(25,518,843)	(3,529,203)	(5,407,639)
Distributions of capital gains from underlying investment companies	—	—	—	33,280
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(4,310,230)	(2,124,460)	—	(1,047,625)
Net decrease in net assets resulting from operations	(24,676,327)	(15,761,196)	(3,587,229)	(6,665,927)

Dividends and Distributions to Shareholders:
Total distributions paid	(4,259,952)	(14,200,580)	—	(1,478,847)

Total Dividends and Distributions to Shareholders	(4,259,952)	(14,200,580)	—	(1,478,847)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	111,022,439	275,982,599	8,228,452	41,510,839
Reinvestment of dividends and distributions	4,137,201	13,690,130	—	1,467,941
Cost of shares redeemed	(136,223,242)	(284,904,180)	(9,253,735)	(26,483,955)
Net increase (decrease) in net assets from share transactions of beneficial interest	(21,063,602)	4,768,549	(1,025,283)	16,494,825

Total Increase (Decrease) in Net Assets	(49,999,881)	(25,193,227)	(4,612,512)	8,350,051

Net Assets:
Beginning of period	661,269,387	686,462,614	65,238,630	56,888,579
End of period	$611,269,506	$661,269,387	$60,626,118	$65,238,630

Share Activity:
Shares Sold	10,707,538	25,233,477	941,604	4,384,715
Shares Reinvested	403,270	1,243,123	—	156,664
Shares Redeemed	(13,100,747)	(26,036,878)	(1,056,467)	(2,784,097)
Net increase (decrease) in shares of beneficial interest outstanding	(1,989,939)	439,722	(114,863)	1,757,282

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2022	Year Ended	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
Operations:
Net investment income (loss)	$182,037	$(521,664)	$157,280	$(379,664)
Net realized loss on investments, purchased options and futures contracts	(3,129,468)	(4,364,880)	(2,246,738)	(14,767,756)
Distributions of capital gains from underlying investment companies	—	94,250	—	53,690

Net change in unrealized depreciation on investments, purchased options and futures contracts	(491,169)	(2,108,204)	(425,280)	(1,563,436)
Net decrease in net assets resulting from operations	(3,438,600)	(6,900,498)	(2,514,738)	(16,657,166)

Distributions to Shareholders:
From return of capital	—	(485,426)	—	—
Total distributions paid	—	(17,765,312)	—	(13,202,180)
Total Dividends and Distributions to Shareholders	—	(18,250,738)	—	(13,202,180)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	28,746,351	56,070,176	10,329,843	64,248,596
Reinvestment of dividends and distributions	—	17,862,721	—	12,961,314
Cost of shares redeemed	(44,875,261)	(73,034,186)	(13,991,965)	(47,467,021)
Net increase (decrease) in net assets from share transactions of beneficial interest	(16,128,910)	898,711	(3,662,122)	29,742,889

Total Decrease in Net Assets	(19,567,510)	(24,252,525)	(6,176,860)	(116,457)

Net Assets:
Beginning of period	124,787,613	149,040,138	97,855,465	97,971,922
End of period	$105,220,103	$124,787,613	$91,678,605	$97,855,465

Share Activity:
Shares Sold	2,291,986	4,000,692	1,003,209	5,553,494
Shares Reinvested	—	1,326,111	—	1,168,739
Shares Redeemed	(3,608,738)	(5,331,664)	(1,356,220)	(4,028,857)
Net increase (decrease) in shares of beneficial interest outstanding	(1,316,752)	(4,861)	(353,011)	2,693,376

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund
	Six Months Ended		Six Months Ended
	October 31, 2022	Year Ended	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
Operations:
Net investment income	$247,438	$1,015,780	$542,170	$216,797
Net realized loss on investments, options purchased, options written and futures contracts	(1,330,708)	(2,693,211)	(12,003,529)	(2,539,506)
Distributions of capital gains from underlying investment companies	—	24,765	—	—
Net change in unrealized appreciation (depreciation) on investments, purchased options and futures contracts	(248,436)	(179,825)	689,296	(5,155,056)
Net decrease in net assets resulting from operations	(1,331,706)	(1,832,491)	(10,772,063)	(7,477,765)

Dividends and Distributions to Shareholders:
Total distributions paid	(241,449)	(1,151,027)	—	(29,549,667)
Total Dividends and Distributions to Shareholders	(241,449)	(1,151,027)	—	(29,549,667)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	8,967,287	29,825,454	16,865,786	31,712,291
Reinvestment of dividends and distributions	237,172	1,057,236	—	29,159,256
Cost of shares redeemed	(11,064,501)	(29,004,244)	(15,372,716)	(35,682,617)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,860,042)	1,878,446	1,493,070	25,188,930

Total Decrease in Net Assets	(3,433,197)	(1,105,072)	(9,278,993)	(11,838,502)

Net Assets:
Beginning of period	64,594,544	65,699,616	125,950,757	137,789,259
End of period	$61,161,347	$64,594,544	$116,671,764	$125,950,757

Share Activity:
Shares Sold	947,418	3,015,407	1,686,061	2,455,175
Shares Reinvested	25,144	105,256	—	2,582,751
Shares Redeemed	(1,167,711)	(2,936,774)	(1,554,590)	(2,841,573)
Net increase (decrease) in shares of beneficial interest outstanding	(195,149)	183,889	131,471	2,196,353

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year		For the Year
	Six Months Ended		Ended	Ended	Ended	Ended		Ended
	October 31, 2022		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019		April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$10.61		$11.10	$10.47	$10.96	$10.68		$11.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.07		0.19	0.29	0.33	0.30		0.34
Net realized and unrealized gain (loss) on investments	(0.48)		(0.45)	0.63	(0.48)	0.28		(0.29)
Total from investment operations	(0.41)		(0.26)	0.92	(0.15)	0.58		0.05
LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.23)	(0.29)	(0.34)	(0.30)		(0.33)
From net realized gains on investments	—		—	—	—	(0.00	) (e)	(0.37)
Total distributions	(0.07)		(0.23)	(0.29)	(0.34)	(0.30)		(0.70)
Net asset value, end of year/period	$10.13		$10.61	$11.10	$10.47	$10.96		$10.68
Total return (b)	(3.86	)% (f)	(2.41)%	8.90%	(1.41)%	5.54%		0.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$611,270		$661,269	$686,463	$611,707	$529,375		$589,485
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.21	% (e)	1.21%	1.18%	1.19%	1.20%		1.19%
Expenses, before reimbursement/recapture (c)	1.21	% (e)	1.21%	1.18%	1.19%	1.20%		1.19%
Net investment income, net of reimbursement/recapture (c,d)	1.36	% (e)	1.74%	2.65%	3.03%	2.86%		3.06%
Portfolio turnover rate	447	% (f)	790%	797%	1323%	623%		541%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year		For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended	Ended	Ended
	October 31, 2022		April 30, 2022		April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$10.26		$8.67		$9.00	$9.25	$8.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.01)		(0.04)		0.01		0.09	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.49)		(1.02)		1.61		(0.31)	(0.25)	0.57
Total from investment operations	(0.50)		(1.06)		1.62		(0.22)	(0.16)	0.61
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.03)		(0.11)	(0.09)	—
From net realized gains on investments	—		(0.26)		—		—	—	—
Total distributions	—		(0.26)		(0.03)		(0.11)	(0.09)	—
Net asset value, end of year/period	$8.44		$8.94		$10.26		$8.67	$9.00	$9.25
Total return (b)	(5.59	)% (g)	(10.43)%		18.66%		(2.51)%	(1.68)%	7.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$60,626		$65,239		$56,889		$28,688	$32,238	$51,143
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e,f)	1.26	% (e)	1.26	% (e)	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.37	% (e,f)	1.36	% (e)	1.36	% (e)	1.46%	1.41%	1.35%
Net investment Income (loss), net of reimbursement (c,d)	(0.18	)% (f)	(0.40)%		0.06%		1.00%	1.00%	0.38%
Portfolio turnover rate	245	% (g)	433%		421%		514%	570%	761%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns wou have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%
Expenses, before reimbursement (c)	1.37	% (f)	1.35%	1.35%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2022		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$12.56		$15.00	$12.87	$11.96	$10.38	$9.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.05)	0.02	0.07	0.11	0.04
Net realized and unrealized gain (loss) on investments	(0.37)		(0.59)	3.41	0.99	1.50	0.38
Total from investment operations	(0.35)		(0.64)	3.43	1.06	1.61	0.42
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.13)	(0.15)	(0.03)	—
From net realized gains on investments	—		(1.75)	(1.17)	—	—	—
From return of capital	—		(0.05)	—	—	—	—
Total distributions	—		(1.80)	(1.30)	(0.15)	(0.03)	—
Net asset value, end of year/period	$12.21		$12.56	$15.00	$12.87	$11.96	$10.38
Total return (b)	(2.79	)% (g)	(5.10)%	26.96%	8.90%	15.53%	4.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$105,220		$124,788	$149,040	$96,709	$28,078	$41,607
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e,f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.33	% (e,f)	1.26%	1.32%	1.42%	1.47%	1.39%
Net investment income (loss), net of reimbursement (c,d)	(0.33	)% (f)	(0.35)%	0.12%	0.59%	0.98%	0.40%
Portfolio turnover rate	0	% (g)	443%	438%	446%	548%	752%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns wou have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)
Expenses, before reimbursement (c)	1.32	% (f)

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2022		April 30, 2022		April 30, 2021	April, 30, 2020	April 30, 2019	April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$10.39		$14.56		$10.18	$10.03	$9.37	$9.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.05)		0.01	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.30)		(2.17)		4.44	0.18	0.59	0.04
Total from investment operations	(0.28)		(2.22)		4.45	0.28	0.68	0.08
LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (b)	(0.07)	(0.13)	(0.02)	—
From net realized gains on investments	—		(1.95)		—	—	—	—
Total distributions	—		(1.95)		(0.07)	(0.13)	(0.02)	—
Net asset value, end of year/period	$10.11		$10.39		$14.56	$10.18	$10.03	$9.37
Total return (c)	(2.69	)% (h)	(16.08)%		43.82%	2.78%	7.29%	0.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$91,679		$97,855		$97,972	$41,095	$43,971	$65,004
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25	% (f,g)	1.26%		1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.32	% (f,g)	1.31%		1.28%	1.40%	1.39%	1.32%
Net investment income (loss), net of reimbursement (d,e)	0.33	% (g)	(0.39)%		0.05%	1.00%	0.99%	0.38%
Portfolio turnover rate	0	% (h)	433%		429%	515%	565%	756%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25	% (g)	1.25%
Expenses, before reimbursement (d)	1.32	% (g)	1.30%

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended	Ended		Ended	Ended	Ended
	October 31, 2022		April 30, 2022	April 30, 2021		April, 30, 2020	April, 30, 2019	April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$9.60		$10.04	$9.69		$9.93	$9.70	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.04		0.15	0.16		0.20	0.19	0.21
Net realized and unrealized gain (loss) on investments	(0.23)		(0.42)	0.35		(0.23)	0.24	(0.51)
Total from investment operations	(0.19)		(0.27)	0.51		(0.03)	0.43	(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)	(0.16)		(0.21)	(0.20)	(0.21)
From net realized gains on investments	—		—	(0.00	) (e)	—	—	(0.24)
Total distributions	(0.04)		(0.17)	(0.16)		(0.21)	(0.20)	(0.45)
Net asset value, end of year/period	$9.37		$9.60	$10.04		$9.69	$9.93	$9.70
Total return (b)	(2.02	)% (g)	(2.73)%	5.27%		(0.30)%	4.48%	(3.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$61,161		$64,595	$65,700		$61,798	$61,349	$100,405
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%		1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.38	% (f)	1.33%	1.33%		1.33%	1.30%	1.30%
Net investment income, net of reimbursement (c,d)	0.78	% (f)	1.51%	1.56%		2.00%	2.02%	2.05%
Portfolio turnover rate	230	% (g)	651%	566%		920%	666%	650%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period.

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended	Ended	Ended	Ended	ended
	October 31, 2022		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019	April 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$10.70		$14.39	$10.44	$11.63	$10.99	$11.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.05		0.02	0.03	0.16	0.10	0.06
Net realized and unrealized gain (loss) on investments	(0.95)		(0.65)	4.45	(0.48)	0.67	0.81
Total from investment operations	(0.90)		(0.63)	4.48	(0.32)	0.77	0.87
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.07)	(0.24)	(0.04)	(0.02)
From net realized gains on investments	—		(3.06)	(0.46)	(0.63)	(0.09)	(1.52)
Total distributions	—		(3.06)	(0.53)	(0.87)	(0.13)	(1.54)
Net asset value, end of year/period	$9.80		$10.70	$14.39	$10.44	$11.63	$10.99
Total return (b)	(8.41	)% (g)	(5.46)%	(43.48)%	3.51%	7.32%	7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$116,672		$125,951	$137,789	$109,761	$115,836	$122,416
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.25	% (e,f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.28	% (e,f)	1.24%	1.23%	1.26%	1.26%	1.28%
Net investment Income (loss), net of reimbursement/recapture (c,d)	0.89	% (e)	0.16%	0.15%	1.42%	0.93%	(0.49)%
Portfolio turnover rate	295	% (g)	1003%	943%	1080%	854%	933%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)
Expenses, before reimbursement (c)	1.28	% (f)

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2022

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (formerly Toews Tactical Oceana Fund ) (the “Oceana Fund”), Toews Hedged U.S. Fund (formerly Toews Tactical Monument Fund) (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (formerly Toews Tactical Opportunity Fund) (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Defensive Alpha Fund is a non -diversified fund. The Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2022 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$601,950,663	$—	$—	$601,950,663
Corporate Bonds	—	6,351,666	—	6,351,666
Total	$601,950,663	$6,351,666	$—	$608,302,329

U.S. Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$80,712,213	$—	$80,712,213
Total	$—	$80,712,213	$—	$80,712,213

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$69,884,965	$—	$69,884,965
Total	$—	$69,884,965	$—	$69,884,965

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,508,510	$—	$—	$30,508,510
U.S. Government & Agencies	—	30,238,280	—	30,238,280
Total	$30,508,510	$30,238,280	$—	$60,746,790

Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$110,774,279	$—	$—	$110,774,279
Exchange-Traded Funds	308,700	—	—	308,700
Total	$111,082,979	$—	$—	$111,082,979
Liabilities
Options Written	$1,473,188	$—	$—	$1,473,188
Total	$1,473,188	$—	$—	$1,473,188

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID -19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ schedules of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked -to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2022, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended October 31, 2022, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation)	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts	Futures Contracts	Futures Contracts
Tactical Income Fund	$—	$—	$86,219
Oceana Fund	—	—	—
U.S. Fund	—	—	(4,190,785)
Opportunity Fund	—	—	(2,752,712)
Defensive Alpha Fund	—	—	(2,648,569)

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Options at Value	Contracts	Contracts
Oceana Fund	$—	—	$325,252
U.S. Fund	—	—	677,485
Opportunity Fund	—	—	212,495
Defensive Alpha Fund	—	—	968,669

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

		Statements of
		Operations
		Change in Unrealized	Statements of
	Statements of Assets	Appreciation	Operations Realized
	and Liabilities	(Depreciation) on	Gain (Loss) on
	Option Contracts	Written Options	Written Options
Fund	Written at Value	Contracts	Contracts
Oceana Fund	$—	—	$206,785
U.S. Fund	—	—	383,832
Opportunity Fund	—	—	293,479
Defensive Alpha Fund	1,473,188	(715,375)	401,696

Defensive Alpha Fund

					Net Amounts	Financial	Cash		Net
		Gross Amounts of	Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets	Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Option Contracts Written at Value	EDF & MAN Capital Markets	$—	$(1,473,188	) (1)	$(1,473,188)	$—	$1,473,188	(2)	$—
		$—	$(1,473,188)		$(1,473,188)	$—	$1,473,188		$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2020, to April 30, 2022, or expected to be taken in the Funds’ April 30, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2023, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2022 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Recaptured/(Waived)
Tactical Income Fund	$3,146,599	$—
Oceana Fund	317,936	(36,556)
U.S. Fund	556,819	(41,236)
Opportunity Fund	477,659	(31,082)
Unconstrained Income Fund	315,743	(40,878)
Defensive Alpha Fund	610,461	(19,204)

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2023	April 30, 2024	April 30, 2025	Total
Oceana Fund	$63,590	$43,918	$60,545	$168,053
U.S. Fund	59,975	93,903	13,643	167,521
Opportunity Fund	59,755	14,963	53,258	127,976
Unconstrained Income Fund	53,268	48,742	54,921	156,931

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the six months ended October 31, 2022, the Funds did not pay distribution-related charges to the Distributor.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2022 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$2,301,171,246	$1,670,493,094
Oceana Fund	114,482,521	110,421,281
U.S. Fund	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	104,304,181	72,234,042
Defensive Alpha Fund	280,999,273	285,831,998

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2022, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$612,612,559	$1,369	$(4,311,599)	$(4,310,230)
Oceana Fund	—	—	—	—
U.S. Fund	81,203,382	—	(491,169)	(491,169)
Opportunity Fund	70,310,245	—	(425,280)	(425,280)
Unconstrained Income Fund	60,995,226	—	(248,436)	(248,436)
Defensive Alpha Fund	114,798,953	3,824,116	(9,013,278)	(5,189,162)

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2022, and April 30, 2021 was as follows:

For the period ended April 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	15,218,859	—	—	—	15,218,859
Oceana Fund	740,187	737,720	940	—	1,478,847
US Hedged	6,325,735	11,439,577	485,426	—	18,250,738
Opportunity Fund	5,483,005	7,719,175	—	—	13,202,180
Unconstrained Income Fund	1,133,742	—	17,285	—	1,151,027
Tactical Defensive Alpha Fund	13,563,832	15,985,835	—	—	29,549,667

For the period ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	18,368,389	—	—	—	18,368,389
Oceana Fund	121,097	12,488	—	—	133,585
US Hedged	6,769,346	9,366,155	—	—	16,135,501
Opportunity Fund	399,001	—	—	—	399,001
Unconstrained Income Fund	993,209	—	10,555	—	1,003,764
Tactical Defensive Alpha Fund	654,584	6,531,841	—	—	7,186,425

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Toews Tactical Income Fund utilized equalization in the amount of $1,018,279, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2022. The Toews Tactical Oceana Fund, Toews US Hedged and Toews Tactical Defensive Alpha Fund utilized equalization in the amount of $12,488, $3,305,894 and $2,255,289 respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of April 30, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	3,712,578	—	—	(26,456,425)	—	—	(22,743,847)
Oceana Fund	—	—	(5,811,646)	(634,581)	—	—	(6,446,227)
US Hedged	—	—	(10,744,442)	—	—	—	(10,744,442)
Opportunity Fund	13,877	—	(10,634,931)	(6,078,024)	—	—	(16,699,078)
Unconstrained Income Fund	—	—	(2,415,175)	(3,102,979)	—	—	(5,518,154)
Tactical Defensive Alpha Fund	114,752	—	(3,137,775)	—	—	(5,878,458)	(8,901,481)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Late Year
Portfolio	Losses
Tactical Income Fund	—
Oceana Fund	—
US Hedged	532,656
Opportunity Fund	395,623
Unconstrained Income Fund	117,962
Tactical Defensive Alpha Fund	—

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Post October
Portfolio	Losses
Tactical Income Fund	—
Oceana Fund	5,811,646
US Hedged	10,211,786
Opportunity Fund	10,239,308
Unconstrained Income Fund	2,297,213
Tactical Defensive Alpha Fund	3,137,775

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

	Non-Expiring
				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Tactical Income Fund	26,456,425	—	26,456,425	—
Oceana Fund	324,939	309,642	634,581	—
US Hedged	—	—	—	—
Opportunity Fund	2,532,166	3,545,858	6,078,024	—
Unconstrained Income Fund	3,102,975	4	3,102,979	—
Tactical Defensive Alpha Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, reclassification of Funds’ distributions and equalization credits resulted in reclassifications for the Funds for the year ended April 30, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	1,018,279	(1,018,279)
Oceana Fund	(244,883)	244,883
US Hedged	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	(17,285)	17,285
Tactical Defensive Alpha Fund	—	—

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2022

agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2022, the Toews Funds did not have any securities out on loan.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2022, the below entities held more than 25% of the voting securities for each of the Funds listed.

Fund	TD Ameritrade, Inc.	Charles Schwab & Co.
Tactical Income Fund	67.42%	—
Oceana Fund	45.50%	29.16%
U.S. Fund	38.08%	—
Opportunity Fund	43.93%	30.03%
Unconstrained Income Fund	62.08%	—
Defensive Alpha Fund	60.76%	—

NOTE 9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Tactical Income Fund	iShares iBoxx $ High Yield Corporate Bond ETF	31.4%
Tactical Income Fund	SPDR Bloomberg High Yield Bond ETF	29.0%
Unconstrained Income Fund	SPDR Bloomberg High Yield Bond ETF	25.0%

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2022 and held October 31, 2022.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	5/1/22	10/31/22	Period*	5/1/22	10/31/22	Period*	Ratio

Tactical Income Fund	$1,000.00	$961.40	$5.98	$1,000.00	$1,019.11	$6.16	1.21%
Oceana Fund	$1,000.00	$944.10	$6.13	$1,000.00	$1,018.90	$6.36	1.25%
U.S. Fund	$1,000.00	$972.10	$6.21	$1,000.00	$1,018.90	$6.36	1.25%
Opportunity Fund	$1,000.00	$973.10	$6.22	$1,000.00	$1,018.90	$6.36	1.25%
Unconstrained Income Fund	$1,000.00	$979.80	$6.24	$1,000.00	$1,018.90	$6.36	1.25%
Defensive Alpha Fund	$1,000.00	$915.90	$6.04	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2022).

Toews Funds
Supplemental Information (Unaudited)
October 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended October 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TOEWS-SA22

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/5/23

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/5/23